Short-Term Loans (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Loans [Abstract]
Schedule of Short-Term Loans	Short-term loans consist of the following:
	December 31,
	2025	2024
Cathay United Bank	$89,512	$200,252
CTBC Bank	636,000	610,000
Other individual	30,000	30,000
Total	$755,512	$840,252